share-based compensation - Restricted share units (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments
share-based compensation
Outstanding - Non-vested	0	0
Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares	1
TELUS Corporation restricted share units
share-based compensation
Vesting period	33 months
Outstanding - Non-vested	7,389,882	6,653,272
Restricted share units with performance condition | Maximum
share-based compensation
Variable payout (as a percent)	200.00%
Restricted share units with performance condition | Minimum
share-based compensation
Variable payout (as a percent)	0.00%
Restricted share units with total customer connections performance condition share-based compensation
Total customer connection payout weight (as a per cent)	25.00%
Outstanding - Non-vested	429,281	357,263
Notional subset affected by relative total shareholder return performance condition share-based compensation
Relative total shareholder return payout weight (as a per cent)	75.00%
Outstanding - Non-vested	1,191,563	1,071,789
Restricted share units with service conditions only
share-based compensation
Outstanding - Non-vested	5,769,038	5,224,220
Notional subset affected by non-market performance conditions share-based compensation
Outstanding - Non-vested	6,198,319	5,581,483	5,848,469
Number of non-vested restricted share units
share-based compensation
Vesting period	48 months
Number of non-vested restricted share units | Maximum
share-based compensation
Variable payout (as a percent)	150.00%
Number of non-vested restricted share units | Minimum
share-based compensation
Variable payout (as a percent)	0.00%